UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005-10A, Class B, 0.64%, 9/18/17 (a)(b)	USD	1,000	$909,720
Ballyrock CDO Ltd., Series 2006-1A, Class B, 0.67%, 8/28/19 (a)(b)		1,000	845,000
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.73%, 6/19/21 (a)(b)		930	759,605
Chatham Light CLO Ltd., Series 2005-2A Class A2, 0.66%, 8/03/19 (a)(b)		1,000	897,500
Flagship CLO, Series 2006-1A, Class B, 0.60%, 9/20/19 (a)(b)		1,196	971,750
Frankin CLO Ltd., Series 6A, Class B, 0.72%, 8/09/19 (a)(b)		1,180	1,026,600
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.66%, 10/27/20		715	584,513
Greyrock CDO Ltd., Series 2005-1X, Class A2L, 0.73%, 11/15/17		1,495	1,295,268
Landmark CDO Ltd., Series 2006-8A, Class B, 0.61%, 10/19/20 (a)(b)		1,335	1,141,999
MAPS CLO Fund LLC, Series 2005-1A, Class C, 1.20%, 12/21/17 (a)(b)		705	623,432
Portola CLO Ltd., Series 2007-1X, Class B1, 1.76%, 11/15/21		950	858,420
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 0.85%, 7/15/19 (a)(b)		815	740,199
Total Asset-Backed Securities – 3.1%			10,654,006

Common Stocks (c)	Shares
Construction & Engineering — 0.0%
USI United Subcontractors Common		7,645	76,445
Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc.		50,832	542,225
Metals & Mining — 0.1%
Euramax International		1,135	368,940
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		55,255	127,229
Ainsworth Lumber Co. Ltd. (a)		62,685	144,337
			271,566

Common Stocks (c)	Shares		Value
Software — 0.1%
Bankruptcy Management Solutions, Inc.		2,947	$30
HMH Holdings/EduMedia		115,632	462,528
			462,558
Total Common Stocks – 0.5%			1,721,734

Corporate Bonds	Par (000)
Airlines — 0.2%
Air Canada, 9.25%, 8/01/15 (a)	USD	590	606,225
Auto Components — 1.0%
Icahn Enterprises LP, 7.75%, 1/15/16		3,175	3,294,062
Beverages — 0.8%
Central European Distribution Corp., 2.62%, 5/15/14	EUR	1,500	1,918,261
Refresco Group BV, 5.42%, 5/15/18 (a)		500	718,388
			2,636,649
Building Products — 0.3%
Grohe Holding GmbH, 5.17%, 9/15/17		700	995,739
Capital Markets — 0.2%
E*Trade Financial Corp., 3.37%, 8/31/19 (a)(d)(e)	USD	439	674,414
Chemicals — 0.2%
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (a)		679	723,135
Commercial Banks — 3.4%
CIT Group, Inc., 7.00%, 5/01/17		4,425	4,436,062
VTB Capital SA:
6.47%, 3/04/15		3,000	3,183,750
6.88%, 5/29/18		3,940	4,191,175
			11,810,987
Commercial Services & Supplies — 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		861	877,820
Containers & Packaging — 0.8%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	400	574,760
GCL Holdings SCA, 9.38%, 4/15/18 (a)		329	459,739

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateral Loan Obligations
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	270	$299,025
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	655	950,581
7.75%, 11/15/19		416	609,705
			2,893,810
Diversified Financial Services — 0.8%
Ally Financial, Inc., 2.45%, 12/01/14 (b)	USD	1,350	1,289,174
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19		655	636,988
7.88%, 8/15/19 (f)		300	303,375
6.88%, 2/15/21		490	470,400
			2,699,937
Diversified Telecommunication Services — 0.2%
ITC Deltacom, Inc., 10.50%, 4/01/16		530	559,813
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		630	664,650
Energy Equipment & Services — 0.0%
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		45	46,575
Health Care Providers & Services — 1.3%
HCA, Inc.:
6.50%, 2/15/20 (f)		1,430	1,451,450
7.25%, 9/15/20		1,230	1,297,650
7.50%, 2/15/22 (f)		1,690	1,715,350
Tenet Healthcare Corp., 9.00%, 5/01/15		95	101,175
			4,565,625
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,500	1,653,750
IT Services — 0.3%
First Data Corp., 7.38%, 6/15/19 (a)		940	947,050
Independent Power Producers & Energy Traders — 1.3%
Energy Future Holdings Corp., 10.00%, 1/15/20		1,000	1,050,144
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,350	2,479,588
NRG Energy, Inc., 7.63%, 1/15/18 (a)		990	1,007,325
			4,537,057

Corporate Bonds	Par (000)		Value
Machinery — 1.2%
KION Finance SA, 5.53%, 4/15/18	EUR	3,000	$4,095,511
Media — 4.1%
CCH II LLC, 13.50%, 11/30/16		224	263,800
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		501	544,838
Series B, 9.25%, 12/15/17		1,704	1,861,620
Kabel BW Erste Beteiligungs GmbH, 5.39%, 3/15/18	EUR	2,000	2,873,799
Odeon & UCI Finco Plc, 9.00%, 8/01/18	GBP	914	1,451,527
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)	EUR	500	748,984
8.13%, 12/01/17 (a)	USD	2,500	2,687,500
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	1,197	2,122,002
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,005	1,415,202
			13,969,272
Metals & Mining — 1.0%
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (a)	USD	1,055	1,093,244
Foundation PA Coal Co., 7.25%, 8/01/14		505	516,362
New World Resources NV, 7.88%, 5/01/18	EUR	285	422,826
Novelis, Inc., 8.38%, 12/15/17	USD	1,170	1,273,837
			3,306,269
Oil, Gas & Consumable Fuels — 4.1%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		460	474,375
6.25%, 6/01/21		825	853,875
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		342	371,925
Gazprom OAO Via RBS AG, 9.63%, 3/01/13		7,230	8,043,375
KazmunaiGaz Finance Sub BV, 8.38%, 7/02/13		1,500	1,635,000
Petroleos de Venezuela SA, 5.25%, 4/12/17		4,000	2,576,000
			13,954,550
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(h)		532	484,057
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		420	430,500
Verso Paper Holdings LLC, Series B, 4.02%, 8/01/14 (b)		450	416,250
			1,330,807

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)	USD	1,045	$1,024,100
Specialty Retail — 0.2%
Academy Ltd., 9.25%, 8/01/19 (a)		75	76,125
House of Fraser Plc, 8.88%, 8/15/18	GBP	349	552,868
			628,993
Transportation Infrastructure — 0.4%
Aguila 3 SA, 7.88%, 1/31/18 (a)	CHF	1,100	1,420,335
Wireless Telecommunication Services — 0.9%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	1,950	2,079,188
iPCS, Inc., 2.40%, 5/01/13 (b)		1,155	1,131,900
			3,211,088
Total Corporate Bonds – 24.3%			83,128,223

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.1%
DynCorp International, Term Loan, 6.25%, 7/05/16		1,033	1,037,622
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 2.25%, 3/26/14		49	39,817
Term Loan, 2.19% - 2.25%, 3/26/14		825	676,551
SI Organization, Inc., Term Loan B, 4.50%, 11/22/16		1,588	1,576,462
Scitor Corp., Term Loan B, 5.00%, 2/15/17		669	664,051
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		1,990	1,990,000
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17		1,200	1,203,300
			7,187,803
Airlines — 0.8%
Delta Air Lines, Inc., New Term Loan B, 5.50%, 4/20/17		3,025	3,010,823
Auto Components — 0.8%
Autoparts Holdings Ltd., Term Loan, 1.00%, 7/28/17		1,650	1,658,250
UCI International, Inc., Term Loan, 5.50%, 7/26/17		945	948,795
			2,607,045

Floating Rate Loan Interests (b)	Par (000)		Value
Beverages — 0.1%
Le-Nature’s, Inc, Tranche B Term Loan, 9.50%, 3/01/11 (c)(g)	USD	1,000	$380,000
Biotechnology — 0.2%
Grifols SA, Term Loan B, 6.00%, 6/01/17		805	807,851
Building Products — 2.7%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		1,397	1,395,482
CPG International I, Inc., Term Loan B, 6.00%, 2/18/17		2,139	2,131,228
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		3,960	3,971,577
Momentive Performance Materials (Blitz 06-103 GmbH):
Tranche B-1 Term Loan, 3.69%, 5/05/15		582	570,506
Tranche B-2B Term Loan, 4.89%, 5/05/15	EUR	816	1,136,496
United Subcontractors, Inc., Term Loan (First Lien), 1.75%, 6/30/15	USD	179	161,251
			9,366,540
Capital Markets — 1.6%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		624	624,439
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/14/16		2,265	2,270,687
Marsico Parent Co., LLC, Term Loan, 5.19% - 5.25%, 12/14/14		369	259,044
Nuveen Investments, Inc. (First Lien):
Extended Term Loan, 5.75% - 5.76%, 5/12/17		1,773	1,768,509
Non-Extended Term Loan, 3.25%, 11/13/14		750	734,974
			5,657,653
Chemicals — 6.3%
AZ Chemical Inc.,, Term Loan, 4.75%, 11/21/16		1,019	1,018,177
American Rock Salt Co., LLC, Term Loan B, 5.50%, 4/25/17		1,471	1,471,312
Ashland, Inc., Term Loan B, 1.00%, 7/30/18		1,300	1,301,828
Chemtura Corp., Term Facility, 5.50%, 8/27/16		1,800	1,804,500
Gentek, Inc., Term Loan B, 5.00% - 5.75%, 10/06/15		1,942	1,951,675
MacDermid, Inc., Tranche C Term Loan, 3.52%, 4/11/14	EUR	1,430	2,018,430
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,397	1,391,700

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Facility (First Lien), 3.44% - 3.51%, 7/30/14	USD	1,307	$1,264,182
Rockwood Specialties Group, Inc., Term Loan B, 3.75%, 2/09/18		900	903,235
Styron Sarl, Term Loan, 6.00%, 8/02/17		2,257	2,256,580
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		3,184	3,199,920
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,985	2,976,472
			21,558,011
Commercial Banks — 0.9%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		3,211	3,217,805
Commercial Services & Supplies — 3.1%
AWAS Capital, Inc., New First Lien Term Loan, 7.75%, 6/10/16		617	619,292
AWAS Finance Luxembourg Sarl, Loan, 5.25%, 6/10/16		650	648,375
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/20/15		1,998	2,007,179
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		2,175	2,183,156
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		2,200	2,205,894
Synagro Technologies, Inc., Term Loan (First Lien), 2.19%, 4/02/14		1,742	1,610,934
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		1,216	1,216,572
			10,491,402
Communications Equipment — 1.6%
Avaya, Inc., Term Loan B:
3.01%, 10/24/14		1,181	1,134,601
4.76%, 10/26/17		2,007	1,934,054
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		2,294	2,300,704
			5,369,359
Construction & Engineering — 0.7%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit, Term Loan (First Lien), 0.13%, 2/20/14		500	455,000
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/16/17		2,100	2,100,000
			2,555,000

Floating Rate Loan Interests (b)	Par (000)		Value
Consumer Finance — 1.7%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17	USD	6,000	$5,864,064
Containers & Packaging — 1.2%
BakerCorp International, Inc., Term Loan B, 5.00%, 6/01/18		850	850,531
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/04/14		713	713,176
Term Loan D, 6.00%, 9/23/16		1,390	1,390,458
Smurfit Kappa Acquisitions (JSG):
Term B1, 4.47% - 4.73%, 12/01/14	EUR	458	656,008
Term Loan Facility C1, 4.71% - 4.98%, 12/31/14		453	648,369
			4,258,542
Diversified Consumer Services — 2.9%
Coinmach Laundry Corp., Delayed Draw Term Loan, 3.22%, 11/20/14	USD	489	466,016
Coinmach Service Corp., Term Loan, 3.22% - 3.26%, 11/20/14		2,235	2,131,287
Laureate Education, 3.19%, 8/15/18		4,673	4,562,338
ServiceMaster Co.:
Closing Date Term Loan, 2.76% - 2.69%, 7/24/14		2,498	2,412,037
Delayed Draw Term Loan, 2.69%, 7/24/14		249	240,203
			9,811,881
Diversified Financial Services — 2.1%
Reynolds Group Holdings, Inc., Term Loan B, 6.88%, 2/09/18	EUR	4,988	7,070,984
Diversified Telecommunication Services — 2.8%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 11/01/15	USD	1,814	1,856,272
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		2,005	2,005,752
Level 3 Financing, Inc.:
Add on Term Loan, 11.50%, 3/13/14		1,450	1,524,917
Tranche A Incremental Term Loan, 2.44% - 2.50%, 3/13/14		2,550	2,461,207
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,921	1,909,160
			9,757,308

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Electronic Equipment, Instruments & Components — 1.9%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18	USD	1,750	$1,740,375
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%, 7/14/17		1,115	1,080,935
Non-Extended Term Loan, 3.94%, 10/10/14		1,612	1,583,927
Flextronics International Ltd., Closing Date Loan B, 2.44%, 10/01/12		2,158	2,136,867
			6,542,104
Energy Equipment & Services — 2.3%
CCS Corp., Term Loan B, 3.25%, 11/14/14		1,810	1,719,988
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		6,100	6,094,071
			7,814,059
Food & Staples Retailing — 3.0%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.57%, 7/09/15	GBP	4,525	6,923,109
Bolthouse Farms, Inc., Term Loan (First Lien), 2/11/16	USD	110	109,794
Pilot Travel Centers LLC, Term Loan B, 4.25%, 3/30/18		485	485,831
U.S. Foodservice, Inc., Term Loan B:
2.69%, 7/03/14		1,881	1,779,393
5.75%, 3/31/17		1,097	1,078,734
			10,376,861
Food Products — 5.9%
Advance Pierre Foods, Term Loan (First Lien), 7.00%, 9/30/16		2,154	2,172,570
(Second Lien), 11.25%, 9/29/17		1,400	1,417,500
Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.), Term Loan B, 5.82%, 4/30/16	EUR	3,000	4,296,330
Del Monte Corp., Term Loan B, 4.50%, 2/01/18	USD	6,565	6,532,175
Michaels Stores, Inc., Term Loan B, 4.25%, 2/23/18		1,294	1,292,018
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,468	1,474,455
Sensata Technologies Finance Company LLC, Term Loan, 4.00%, 5/11/18		2,200	2,196,856
Solvest Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% - 6.00%, 7/06/18		245	245,255
Tranche C-1 Term Loan, 5.00% - 6.00%, 7/06/18		455	455,474
			20,082,633

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies — 0.7%
Biomet, Inc., Euro Term Loan, 4.39% - 4.47%, 3/25/15	EUR	988	$1,411,820
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.19%, 5/20/14	USD	905	890,553
			2,302,373
Health Care Providers & Services — 4.5%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.50%, 7/25/14		69	66,627
Non-Extended Term Loan, 2.50%, 7/25/14		1,342	1,294,979
Convatec Ltd., Dollar Term Loan, 5.75%, 12/22/16		1,219	1,217,733
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		1,891	1,893,201
Emergency Medical Services Corp., Term Loan B, 5.25%, 5/25/18		2,195	2,181,961
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,434	1,405,285
Tranche A Term Loan, 8.50%, 3/02/15		865	847,817
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Incremental Term Loan B3, 6.75%, 5/15/18		750	744,690
Term Loan, 4.75%, 8/04/16		1,956	1,942,748
Medpace, Inc., Term Loan, 6.50%, 6/22/17		1,500	1,479,375
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		1,493	1,497,164
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		732	731,296
			15,302,876
Health Care Technology — 0.7%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		1,500	1,501,246
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		1,020	1,020,802
			2,522,048
Hotels, Restaurants & Leisure — 8.0%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		1,945	1,948,906
Dunkin’ Brands, Inc., Term Loan B, 4.25%, 11/23/17		2,287	2,284,408

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Gateway Casinos & Entertainment, Ltd., Term Loan B, 6.50%, 4/20/16	CAD	4,418	$4,615,062
Harrah’s Operating Co., Inc.:
Term Loan B-2, 3.19% - 3.25%, 1/28/15	USD	1,000	899,286
Term Loan B-3, 3.25%, 1/28/15		7,420	6,675,923
Term Loan B-4, 9.50%, 10/31/16		657	683,829
OSI Restaurant Partners LLC, Pre- Funded RC Loan, 2.50%, 6/14/13		32	30,949
Penn National Gaming, Inc., Term Loan B, 3.75%, 7/16/18		725	725,362
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		1,971	1,971,762
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 5.25%, 6/30/16		2,025	2,032,920
Twin River Worldwide Holdings, Inc., Term Loan, 7.75%, 11/05/15		1,339	1,340,246
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.69%, 5/27/13		150	150,146
Term B Delayed Draw Project Loan, 4.69%, 5/25/12		1,628	1,625,607
Term B Funded Project Loan, 4.69%, 5/27/13		2,668	2,664,134
			27,648,540
Household Durables — 0.1%
Berkline/Benchcraft LLC, Term Loan, 14.00%, 11/03/11 (c)(g)		139	6,972
Visant Corp. (FKA Jostens), Term Loan, 5.25%, 12/22/16		468	464,332
			471,304
Household Products — 0.2%
Armored AutoGroup, Inc., Term Loan B, 6.00%, 11/04/16		868	863,363
IT Services — 3.9%
Ceridian Corp., US Term Loan, 3.19%, 11/10/14		1,862	1,783,842
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.94%, 9/24/14		426	397,069
Initial Tranche B-2 Term Loan, 4.19%, 3/23/18		7,057	6,475,999
Initial Tranche B-3 Term Loan, 2.94%, 9/24/14		281	261,679

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
InfoGroup, Inc., Term Loan, 5.75%, 5/22/18	USD	443	$435,964
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		2,853	2,853,433
Travelex Plc:
Tranche B5, 2.93%, 10/31/13		637	628,965
Tranche C5, 3.43%, 10/31/14		632	623,587
			13,460,538
Independent Power Producers & Energy Traders — 2.4%
AES Corp., Term Loan, 4.25%, 6/01/18		1,945	1,947,556
Calpine Corp., Term Loan, 4.50%, 4/02/18		3,215	3,183,592
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 4.69% - 4.77%, 10/10/17		4,011	2,986,038
			8,117,186
Industrial Conglomerates — 1.1%
Sequa Corp., Term Loan, 3.50% - 3.51%, 12/03/14		1,497	1,466,173
Tomkins Plc, Term Loan B, 4.25%, 9/29/16		2,189	2,188,818
			3,654,991
Insurance — 0.6%
CNO Financial Group, Inc., Term Loan, 6.25%, 9/30/16		1,956	1,960,509
Machinery — 0.8%
Navistar Financial Corp., Term Loan B, 4.44%, 12/16/12		1,017	1,015,332
TEREX Corp., Term Loan:
1.00%, 4/28/17	EUR	355	507,549
1.00%, 4/28/17	USD	1,300	1,303,796
			2,826,677
Marine — 0.1%
Horizon Lines, LLC:
Term Loan, 0.50% - 8.25%, 8/08/12		299	294,058
Media — 23.5%
AMC Networks Inc., Term Loan B, 4.00%, 12/31/18		3,600	3,596,796
Acosta, Inc., Term Loan, 4.75%, 3/01/18		2,110	2,096,527
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		2,373	2,362,920
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		2,687	2,644,523
Atlantic Broadband Finance LLC, New Term Loan B, 4.00%, 3/08/16		943	943,241

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (continued)
BBHI Acquisition LLC, Term Loan B, 4.50%, 12/14/17	USD	1,562	$1,560,539
Capsugel, Term Loan, 1.00%, 8/01/18		1,500	1,504,125
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.50%, 7/03/14		3,151	2,749,252
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,124	1,118,002
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		36	35,851
Term Loan C, 3.50%, 9/06/16		630	626,512
Clarke American Corp., Term Facility, 2.69% - 2.75%, 6/30/14		1,085	987,650
Clear Channel Communications, Inc., Term Loan B, 3.84%, 1/28/16		2,385	1,986,705
Cumulus Media, Inc., Term Loan, 1.00%, 8/30/18		1,500	1,491,874
Getty Images, Inc., Initial Term Loan, 5.25%, 11/07/16		2,550	2,559,353
Gray Television, Inc., Term Loan B, 3.69%, 12/31/14		1,257	1,227,839
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.94%, 6/12/14		1,878	1,689,946
Hubbard Radio LLC, Term Loan (Second Lien), 5.25%, 4/28/17		1,100	1,106,416
Intelsat Jackson Holdings SA (FKA Intel Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		10,224	10,243,546
Interactive Data Corp., Term Loan, 4.75%, 2/12/18		3,616	3,610,289
Kabel Deutschland GmbH:
Term Loan A, 3.57%, 3/31/14	EUR	3,043	4,356,772
Term Loan D, 5.44%, 12/13/16		1,000	1,434,504
Term Loan E, 4.69%, 6/15/18		4,000	5,699,702
Knology, Inc., Term Loan B, 4.00%, 8/18/17	USD	1,144	1,137,814
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 4.20%, 3/06/15	EUR	304	394,912
Facility C1, 4.45%, 3/04/16		608	789,825
Liberty Cablevision of Puerto Rico, Ltd., Initial Term Facility, 2.25%, 6/13/14	USD	1,440	1,425,600
Mediacom Illinois LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		2,218	2,212,504

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Newsday LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13	USD	1,500	$1,573,125
Floating Rate Term Loan, 6.50%, 8/01/13		1,250	1,273,438
Nielsen Finance LLC, Class B, 3.94%, 5/02/16		1,719	1,714,722
Serpering Investments B.V. (Casema NV), Term Loan B, 4.69%, 9/15/14	EUR	619	893,235
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16	USD	842	843,543
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.52%, 6/01/12		1,955	1,929,573
Telesat Canada:
Delayed Draw Term Loan, 3.19%, 10/31/14		374	369,474
Term Loan B, 3.19%, 10/31/14		4,356	4,301,320
Weather Channel, Term Loan B, 4.25%, 2/13/17		2,843	2,845,920
UPC Broadband Holding B.V., Term U, 5.32%, 12/31/17	EUR	2,036	2,857,905
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/18	USD	533	533,117
			80,728,911
Metals & Mining — 2.9%
Novelis Inc., Term Loan, 3.75%, 3/10/17		3,313	3,312,960
SunCoke Energy, Inc., Term Loan B, 5.25%, 7/26/18		850	845,750
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		5,770	5,767,783
			9,926,493
Multi-Utilities — 0.0%
Mach Gen, LLC, Synthetic Letter of Credit Loan (First Lien), 2.50%, 2/22/13		69	63,869
Multiline Retail — 1.7%
Hema Holding BV:
Facility B, 3.34%, 7/06/15	EUR	169	234,451
Facility C, 4.09%, 7/05/16		169	234,451
Facility D, 6.34%, 1/05/17		3,800	5,234,983
			5,703,885
Oil, Gas & Consumable Fuels — 2.0%
EquiPower Resources Holdings LLC, Term Facility B, 5.75%, 1/26/18	USD	1,970	1,966,773
Gibson Energy, Term Loan B, 5.75%, 6/14/18		2,200	2,189,689
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,598	2,623,951
			6,780,413

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Paper & Forest Products — 0.1%
Verso Paper Finance Holdings LLC, Term Loan, 6.52% - 7.27%, 2/01/13 (h)	USD	405	$352,274
Pharmaceuticals — 1.1%
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		1,300	1,302,089
Quinteles Transnational Corp., Term Loan, 5.00%, 6/08/18		1,320	1,313,813
Warner Chilcott Corp.:
Term Loan B1, 4.25%, 3/15/18		775	775,443
Term Loan B2, 4.25%, 3/15/18		388	387,721
			3,779,066
Professional Services — 0.7%
Booz Allen Hamilton, Inc., Term Loan B, 4.00%, 8/03/17		798	799,283
Fifth Third Processing Solutions LLC, Term Loan B (First Lien), 4.50%, 11/03/16		1,606	1,601,982
			2,401,265
Real Estate Investment Trusts (REITs) — 0.8%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		2,714	2,674,776
Real Estate Management & Development — 1.7%
Pivotal Promontory, LLC, Term Loan (Second Lien), 3.25%, 8/31/11 (c)(g)		750	1
Realogy Corp.:
Term Loan B, 4.52%, 10/10/16		6,019	5,412,111
Term Loan C, 4.44%, 10/10/16		508	456,387
			5,868,499
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.44%, 12/01/16		563	559,231
Microsemi Corp., Term Loan B, 4.00%, 11/02/17		1,095	1,091,764
			1,650,995
Software — 0.5%
Bankruptcy Management Solutions, Inc.:
Facility (Second Lien), 8.25%, 8/20/15		254	13,951
Term Loan B, 7.50%, 8/20/14		719	372,876
Rovi Corp., Term Loan B, 4.00%, 2/07/18		998	998,747

Floating Rate Loan Interests (b)	Par (000)		Value
Software (concluded)
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16	USD	342	$341,458
			1,727,032
Specialty Retail — 4.1%
Academy Sports & Outdoors, Term Loan, 1.00%, 8/03/18		1,900	1,891,292
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		1,062	1,060,098
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		2,625	2,621,062
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		1,017	976,328
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		900	887,907
Michaels Stores, Inc.:
Term Loan B-1, 2.50%, 10/31/13		820	804,478
Term Loan B-2, 4.75%, 7/31/16		460	457,570
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,732	2,719,593
Toys ‘R’ US, Inc.:
Term Loan, 6.00%, 9/01/16		2,110	2,104,495
Term Loan B2, 5.25%, 5/25/18		500	496,625
			14,019,448
Textiles, Apparel & Luxury Goods — 1.3%
Phillips-Van Heusen Corp., Term Loan B, 4.31% - 4.44%, 2/26/16	EUR	3,029	4,330,505
Wireless Telecommunication Services — 2.3%
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 2.75%, 3/30/12	USD	3,044	3,040,082
MetroPCS Wireless, Inc., Term Loan B, 3.94%, 3/16/18		1,740	1,731,855
Vodafone Americas Finance 2, Inc. (h):
Initial Loan, 6.88%, 8/11/15		2,329	2,399,377
Term Loan, 6.25%, 7/11/16		800	804,000
			7,975,314
Total Floating Rate Loan Interests – 111.0%			381,194,936

Foreign Agency Obligations

Argentina Bonos:
0.47%, 8/03/12 (b)		2,500	2,402,000
7.00%, 10/03/15		2,000	1,955,333
Colombia Government International Bond, 3.80%, 3/17/13 (b)		540	550,800

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	8

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Uruguay Government International Bond, 6.88%, 1/19/16	EUR	950	$1,497,464
Total Foreign Agency Obligations – 1.9%			6,405,597

Other Interests (i)	Beneficial Interest (000)
Auto Components — 0.9%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(j)	3,124,539
Lear Corp. Escrow	USD	500		13,750
				3,138,289
Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity Interests (k)		512		1,253,650
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		1		95
Hotels, Restaurants & Leisure — 0.0%
Wembley Contigent		2		7,500
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6		—
Total Other Interests – 1.3%				4,399,534

Warrants (l)	Shares
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	19,023	190
(Expires 9/30/14)	3,424	34
		224
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	251	3
HMH Holdings/EduMedia (Expires 3/09/17)	21,894	—
		3
Total Warrants – 0.0%		227
Total Long-Term Investments (Cost – $486,526,331) – 142.1%		487,504,257

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (m)(n)	39	$39
Total Short-Term Securities (Cost – $39) – 0.0%		39

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	26	—
Total Options Purchased (Cost – $25,422) – 0.0%		—
Total Investments (Cost – $486,551,792*) – 142.1%		487,504,296
Liabilities in Excess of Other Assets – (42.1)%		(144,173,352)
Net Assets – 100.0%		$343,330,944

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$483,790,285
Gross unrealized appreciation	$13,670,250
Gross unrealized depreciation	(9,956,239)
Net unrealized appreciation	$3,714,011

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$303,375	$5,571
JPMorgan Securities	$3,166,800	$46,800

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Amount is less than $1,000.

(k)	The investment is held by a wholly owned taxable subsidiary of the Trust.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,770,511	(8,770,472)	39	$4,241

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	10

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	431,000	USD	706,153	Citibank NA	10/07/11	$804
USD	4,319,412	CAD	4,271,000	Citibank NA	10/07/11	(144,429)
USD	1,318,443	CHF	1,099,500	Deutsche Bank AG	10/07/11	(79,963)
USD	346,110	GBP	215,000	Citibank NA	10/07/11	(6,548)
USD	11,056,441	GBP	6,919,500	Royal Bank of Scotland Plc	10/07/11	(293,421)
EUR	180,000	USD	257,828	Citibank NA	10/26/11	272
USD	60,660,798	EUR	42,314,500	Citibank NA	10/26/11	(13,433)
USD	163,529	EUR	113,000	Deutsche Bank AG	10/26/11	1,499
USD	822,291	EUR	570,000	UBS AG	10/26/11	4,975
Total						$(530,244)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,578,123	$6,075,883	$10,654,006
Common Stocks	$127,229	1,131,977	462,528	1,721,734
Corporate Bonds	—	83,128,223	—	83,128,223
Floating Rate Loan Interests	—	352,470,806	28,724,130	381,194,936
Foreign Agency Obligations	—	2,048,264	4,357,333	6,405,597
Other Interests	—	3,124,539	1,274,995	4,399,534
Warrants	—	—	227	227
Short-Term Securities	39	—	—	39
Unfunded Loan Commitments	—	386	—	386
Liabilities:
Unfunded Loan Commitments	—	(21,843)	—	(21,843)
Total	$127,268	$446,460,475	$40,895,096	$487,482,839

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$7,550	—	$7,550
Liabilities:
Foreign currency exchange contracts	—	(537,794)	—	(537,794)
Total	—	$(530,244)	—	$(530,244)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Foreign Agency Obligations	Other Interests	Preferred Securities
Assets/Liabilities:
Balance, as of October 31, 2010	—	$595,520	$61,912	$64,699,477	$4,228,067	$5,533,239	$85,828
Accrued discounts/premiums	$49,265	—	101,940	206,120	158,857	—	—
Realized gain (loss)	—	(348,191)	(1,021,332)	(4,359,444)	—	—	136,990
Change in unrealized appreciation/depreciation[1]	(124,608)	253,959	947,259	5,797,465	(29,591)	121,232	(31,032)
Purchases	5,594,426	—	(302)	12,447,892	—	16,478	—
Sales	—	(38,760)	(89,477)	(36,407,241)	—	—	(191,786)
Transfers In2	556,800	—	—	5,003,120	—	—	—
Transfers Out[2]	—	—	—	(18,663,259)	—	(4,395,954)	—
Balance, as of July 31, 2011	$6,075,883	$462,528	—	$28,724,130	$4,357,333	$1,274,995	—

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	12

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

	Unfunded Loan Commitments Assets	Unfunded Loan Commitments Liabilities	Warrants	Total
Assets/Liabilities:
Balance, as of October 31, 2010	$160,394	—	$227	$75,364,664
Accrued discounts/premiums	—	—	—	516,182
Realized gain (loss)	—	—	—	(5,591,977)
Change in unrealized appreciation/depreciation[1]	(160,394)	—	—	6,774,290
Purchases	—	—	—	18,058,494
Sales	—	—	—	(36,727,264)
Transfers In2	—	—	—	5,559,920
Transfers Out[2]	—	—	—	(23,059,213)
Balance, as of July 31, 2011	—	—	$227	$40,895,096

[1]	The change in unrealized appreciation/depreciation on investments still held at July 31, 2011 was $161,559.

[2]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets
Balance, as of October 31, 2010	$19,172
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	—
Purchases	—
Issuances[3]	—
Sales	—
Settlements[4]	(19,172)
Transfers in5	—
Transfers out[5]	—
Balance as of July 31, 2011	—

[3]	Issuances represent upfront cash received on certain derivative financial instruments.

[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[5]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2011	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 26, 2011